Other Non-current Assets - Summary of Other Non-current Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Long-term deposits	¥ 151,914	¥ 128,791
Prepayments for purchase of property and equipment	47,258	20,888
Prepayment for purchase of land use rights		1,507,170
Prepayments for subscription of equity securities		50,000
Others	2,099	23,637
Total	¥ 201,271	¥ 1,730,486